Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0000943452
Registrant Name	Westinghouse Air Brake Technologies Corporation
Registration File Number	333-299570
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES